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Semi-Annual Reports dated June 30, 2003 of the below noted investment companies are the reports sent to contractowners of the General American Life Separate Account Two of General American Life Insurance Company pursuant to Rule 30d-2 of the Investment Company Act of 1940.

Incorporated herein by reference are the semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

Incorporated herein by reference are the semi-annual reports for certain portfolios of Variable Insurance Products Fund (Fidelity) as filed on Form N-CSRS, CIK No. 0000356494, File No. 002-75010.